INTANGIBLE ASSETS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 06, 2019	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Feb. 28, 2020
Related inventory consideration		$ 32,462
Intangible asset			$ 12,000	$ 0		$ 2,700,000
Closing price of common shares						$ 0.45
Shares issued upon agreement						6,000,000
Preferred stock shares issued for acquisition				30,000
Proceeds from issuance of preferred stock			$ 198,575	$ 61,255
Restricted Stock [Member]
Preferred stock shares issued for acquisition	12,000,000		0		0
Proceeds from issuance of preferred stock	$ 12,000